Other Long-term Liabilities (Schedule of Other Long-Term Liabilities) (Details) - EUR (€) € in Thousands		Dec. 31, 2020	Dec. 31, 2019
Disclosure of other long-term liabilities [Abstract]
Forward contracts closed	[1]	€ 486	€ 1,767
Liabilities for employees benefits		27	28
Other long-term liabilities		€ 513	€ 1,795

[1]	The Company closed euro/USD forward contracts with an accumulated loss of approximately 1,767 thousand (approximately $1,982 thousand) in 2019 that are expected to be paid in 2021 and 2022. For the amount expected to be paid in 2021, please see note 9.